Average Annual Total Returns - Class S - Thrivent Global Stock Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.85%	10.56%	9.81%	13.96%	8.47%	7.97%	9.41%	7.95%	7.59%	16.25%	12.26%	9.13%